STONE RIDGE TRUST

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND

STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND

STONE RIDGE U.S. VARIANCE RISK PREMIUM MASTER FUND

STONE RIDGE INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND

STONE RIDGE EMERGING MARKETS VARIANCE RISK PREMIUM FUND

STONE RIDGE INTERNATIONAL VARIANCE RISK PREMIUM MASTER FUND

STONE RIDGE GLOBAL EQUITY VARIANCE RISK PREMIUM MASTER FUND

(EACH A “FUND” AND TOGETHER THE “FUNDS”)

Supplement dated August 3, 2017

to the Prospectuses and Statements of Additional Information, each dated

March 1, 2017

Effective August 14, 2017, ALPS Distributors, Inc. has replaced Quasar Distributors, LLC as the distributor of the Funds that are series of Stone Ridge Trust. Accordingly, all references to “Quasar Distributors, LLC” are deleted and replaced with references to “ALPS Distributors, Inc.” and all references to the “Distributor” are deemed to be references to ALPS Distributors, Inc. ALPS Distributors, Inc.’s address is 1290 Broadway, Suite 1100, Denver, Colorado 80203. The Adviser pays fees to the Distributor as compensation for the services it renders.

Please Retain This Supplement for Future Reference